Environmental Obligations Narrative (Details) $ in Millions				3 Months Ended	12 Months Ended
	Sep. 28, 2017 USD ($)	May 08, 2012 USD ($)	Apr. 25, 2006 USD ($)	Dec. 31, 2018 USD ($) site	Dec. 31, 2018 USD ($) site party operable_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 operable_unit	Dec. 31, 1998 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2015 USD ($)
Environmental Exit Cost [Line Items]
Environmental reserves, excluding recoveries				$ 529.4	$ 529.4	$ 425.7
Environmental loss contingencies, net of expected recoveries, in excess of accrual					190.0
Accrual for environmental loss contingencies				$ 521.5	$ 521.5	411.8	$ 360.4				$ 334.3
Number of operable units evaluated and proposed for CMAs | operable_unit					5
Number of operable units selected for CMAs | operable_unit								3
Charges to expense for new losses					$ 178.2	105.6	$ 80.8
Number of sites FMC is named as a potentially responsible party | site				32	32
Number of sites FMC may be a potentially responsible party or equivalent | site				53	53
Non-judicial process, parties involved | party					70
Pocatello
Environmental Exit Cost [Line Items]
Accrual for environmental loss contingencies				$ 33.1	$ 33.1	35.2
Tribal permit fee	$ 1.5	$ 1.5	$ 1.5						$ 1.5
Tribal court decision on permit fees		$ 9.0
Middleport
Environmental Exit Cost [Line Items]
Accrual for environmental loss contingencies				180.8	$ 180.8	$ 73.9
Pending Litigation | Middleport Litigation
Environmental Exit Cost [Line Items]
Accrual for environmental loss contingencies										$ 29.1
Operable units | operable_unit					11
Charges to expense for new losses				106.3
Cash outflow, maximum, after year 2021				10.0	$ 10.0
Environmental Remediation Costs | Pending Litigation | Middleport Litigation
Environmental Exit Cost [Line Items]
Charges to expense for new losses				60.6
Implementation And Completion Of Selected Remedy | Pending Litigation | Middleport Litigation
Environmental Exit Cost [Line Items]
Charges to expense for new losses					45.7
Environmental Clean-Up Costs | Pending Litigation | Middleport Litigation
Environmental Exit Cost [Line Items]
Accrual for environmental loss contingencies										$ 31.1
Minimum | Pending Litigation | Middleport Litigation
Environmental Exit Cost [Line Items]
Cash outflow in 2019				20.0	20.0
Cash outflow in 2020				20.0	20.0
Cash outflow in 2021				20.0	20.0
Maximum | Pending Litigation | Middleport Litigation
Environmental Exit Cost [Line Items]
Cash outflow in 2019				30.0	30.0
Cash outflow in 2020				30.0	30.0
Cash outflow in 2021				$ 30.0	$ 30.0